S000072616 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TCW METWEST Sustainable Securitized Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	8.17%	5.90%	(14.14%)